STOCK BASED COMPENSATION - Stock Options Outstanding (FY) (Details)	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Jun. 14, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Number of Options
Outstanding beginning balance (in shares)	3,394,753
Options granted (in shares)	0
Options exercised (in shares)	(281,130)		(135,090)
Options forfeited (in shares)	(8,893)		(149,328)
Options cancelled (in shares)	0
Outstanding ending balance (in shares)	3,104,730	3,679,171	3,394,753	3,394,753
Weighted Average Exercise Price (Per Share)
Outstanding beginning balance (in dollars per share) | $ / shares	$ 0.57
Options exercised (in dollars per share) | $ / shares	0.41		$ 0.3
Options forfeited (in dollars per share) | $ / shares	0
Options cancelled (in dollars per share) | $ / shares	0
Outstanding ending balance (in dollars per share) | $ / shares	$ 0.59		0.57	$ 0.57
Conversion ratio		0.5929
Options Vested and Exercisable, Weighted Average Remaining Contractual Life (Years)	5 years 11 months 19 days			5 years 9 months 14 days
Options Vested and Exercisable, Weighted Average Exercise Price (Per Share) | $ / shares	$ 0.56		$ 0.54	$ 0.54
Options vested and exercisable (in shares)	2,945,020		3,250,236	3,250,236
SpringBig
Number of Options
Outstanding beginning balance (in shares)		6,802,437		6,802,437
Options granted (in shares)		0
Options exercised (in shares)		(530,666)
Options forfeited (in shares)		(61,460)
Options cancelled (in shares)		(4,791)
Outstanding ending balance (in shares)		6,205,520			6,802,437
Weighted Average Exercise Price (Per Share)
Outstanding beginning balance (in dollars per share) | $ / shares		$ 0.38		$ 0.38
Options exercised (in dollars per share) | $ / shares		0.55
Options forfeited (in dollars per share) | $ / shares		0.75	$ 1.11
Options cancelled (in dollars per share) | $ / shares		$ 0.75
Outstanding ending balance (in dollars per share) | $ / shares					$ 0.38
Options Vested and Exercisable, Weighted Average Remaining Contractual Life (Years)				5 years 9 months 14 days	6 years 9 months 14 days
Options Vested and Exercisable, Weighted Average Exercise Price (Per Share) | $ / shares			$ 0.54	$ 0.54	$ 0.24
Options vested and exercisable (in shares)			3,250,236	3,250,236	4,628,311